FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures, provides the framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under FASB ASC 820 are described as follows:

Level 1	Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.

Level 2	Inputs to the valuation methodology include:

◦Quoted prices for similar assets or liabilities in active markets;
◦Quoted prices for identical or similar assets or liabilities in inactive markets;
◦Inputs other than quoted prices that are observable for the asset or liability; and
◦Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3	Inputs to the valuation methodology are unobservable and significant to the fair value measurement.
The asset or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.
Following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used on December 31, 2025 and 2024.
Mutual funds: Valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-end mutual funds that are registered with the Securities and Exchange Commission. These funds are required to publish their daily net asset value (NAV) and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded and are classified as Level l in the hierarchy.
Common Stocks: Valued at the closing price reported on the active market on which the individual securities are traded and is classified as Level 1 in the hierarchy.
Collective trust fund: Valued at the NAV of units of a collective trust. The NAV, as provided by the trustee, is used as a practical expedient to estimate fair value. Participant transactions (purchases and sales) may occur daily. If the Plan initiates a full redemption of the collective trust, the investment adviser reserves the right to temporarily delay withdrawal from the trust in order to ensure that security liquidations will be carried out in an orderly business manner.
The following table sets forth by level, within the fair value hierarchy, the Plan’s investments at fair value as of December 31, 2025 and 2024:

	December 31,
	2025	2024

	(In thousands)
Level 1:
Mutual funds	$38,085	$26,071
Kinetik Holdings Inc. Common Stock	334	354
Total assets in fair value hierarchy	38,419	26,425
Investments measured at net asset value:
Collective trust fund	636	462
Investments at fair value	$39,055	$26,887
Fair Value of Investments in Entities that Use NAV
The following table summarizes investments measured at fair value based on NAV per share as of December 31, 2025 and 2024:

December 31,
	2025	2024

Collective trust fund	(In thousands)
Fair value	$636	$462
Unfunded commitment	None	None
Redemption frequency	Immediate	Immediate
Other redemption restrictions	None	None
Redemption notice period	None	None